Group - Statement of Cash Flows - Parenthetical (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of cash flows [abstract]
Bank overdraft	$ 15	$ 9	$ 5